Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
CORPORATE BONDS AND NOTES 51.3%
Consumer Discretionary 11.5%
888 Acquisitions Limited
7.56%, 07/15/27, EUR (a)	406	430
Accor
7.25%, (100, 01/11/29), EUR (a) (b)	500	600
Adient Global Holdings Ltd
8.25%, 04/15/31 (c)	1,315	1,393
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (a)	604	700
Aramark Services, Inc.
5.00%, 02/01/28 (c)	445	431
Banijay Entertainment
7.00%, 05/01/29, EUR (a)	636	740
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	1,295	1,325
6.88%, 11/01/35	450	455
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (c)	225	217
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (a)	264	288
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	490	443
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (c)	935	1,021
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (c)	1,820	1,771
Ceconomy AG
1.75%, 06/24/26, EUR (a)	800	763
Cirsa Finance International S.a r.l.
10.38%, 11/30/27, EUR (a)	705	848
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (a)	421	439
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (a)	582	716
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (a)	607	732
Dana Incorporated
4.25%, 09/01/30	1,160	1,038
Dealer Tire, LLC
8.00%, 02/01/28 (c)	220	218
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (c)	250	225
Douglas GmbH
6.00%, 04/08/26, EUR (a)	663	722
Elior Group
3.75%, 07/15/26, EUR (a)	424	434
Food Service Project SL
5.50%, 01/21/27, EUR (a)	263	289
Forvia
7.25%, 06/15/26, EUR (a)	371	434
3.75%, 06/15/28, EUR (a)	404	436
Grupo Antolin-Irausa SA
3.50%, 04/30/28, EUR (a)	367	307
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (a) (d)	726	874
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (a)	785	845
KB Home
7.25%, 07/15/30	705	733
Lottomatica S.P.A.
7.13%, 06/01/28, EUR (a)	374	435
Macys Retail Holdings
5.88%, 03/15/30 (c)	1,585	1,497
MCE Finance Limited
5.75%, 07/21/28 (a)	580	535
Merlin Entertainments Limited
5.75%, 06/15/26 (c)	1,280	1,273
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	1,435	1,336
Motion Bondco Designated Activity Company
6.63%, 11/15/27 (c)	240	223
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (a)	754	849
PetSmart, Inc.
7.75%, 02/15/29 (c)	890	867
Piaggio & C. S.p.A.
6.50%, 10/05/30, EUR (a)	254	295
Pinewood Finco PLC
3.25%, 09/30/25, GBP (a)	696	860
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (a)	571	755
Playtech PLC
5.88%, 06/28/28, EUR (a)	513	563
Prosus N.V.
3.83%, 02/08/51 (a)	790	497
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (c)	1,030	1,076
Schaeffler AG
3.38%, 10/12/28, EUR (a)	500	533
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c)	460	431
SRS Distribution Inc.
6.13%, 07/01/29 (c)	470	446
Stonegate Pub Company Financing PLC
8.25%, 07/31/25, GBP (a)	181	225
TVL Finance PLC
10.25%, 04/28/28, GBP (a)	536	709
WMG Acquisition Corp.
2.25%, 08/15/31, EUR (a)	308	297
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (a)	500	532
ZF North America Capital, Inc.
7.13%, 04/14/30 (c)	620	659
		34,760
Industrials 7.2%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (a) (b)	800	846
American Airlines, Inc.
5.75%, 04/20/29 (c)	1,075	1,049
Ardagh Metal Packaging Finance Public Limited Company
3.00%, 09/01/29, EUR (a)	334	296
Ardagh Packaging Finance Public Limited Company
2.13%, 08/15/26, EUR (a)	293	287
5.25%, 08/15/27 (c)	235	183
Chart Industries, Inc.
7.50%, 01/01/30 (c)	1,145	1,198
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	1,460	1,485
6.13%, 01/15/29 (c)	530	438
Deutsche Lufthansa Aktiengesellschaft
3.75%, 02/11/28, EUR (a)	600	651
Fiber Bidco S.P.A.
11.00%, 10/25/27, EUR (a)	600	722
International Consolidated Airlines Group, S.A.
3.75%, 03/25/29, EUR (a)	400	427
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	1,725	1,654
Madison IAQ LLC
5.88%, 06/30/29 (c)	500	441
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (c)	990	1,009
9.25%, 04/15/27 (c)	700	691
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (a) (b)	765	857
Novelis Corporation
4.75%, 01/30/30 (c)	1,160	1,093
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (c)	1,410	1,327
SPX Flow, Inc.
8.75%, 04/01/30 (c)	665	657
Standard Building Solutions Inc.
3.38%, 01/15/31 (c)	2,065	1,774
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (a)	309	290

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

	Shares/Par[1]	Value ($)
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (a)	438	446
7.63%, 07/15/28 (c)	220	217
TransDigm Inc.
6.75%, 08/15/28 (c)	1,600	1,642
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (c)	190	205
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (c)	690	677
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (c)	575	536
Vertical Midco GmbH
4.38%, 07/15/27, EUR (a)	275	293
Zenith Finco PLC
6.50%, 06/30/27, GBP (a)	529	544
		21,935
Energy 7.2%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	1,520	1,529
Bip-V Chinook
5.50%, 06/15/31 (c)	2,265	2,146
Borr IHC Limited
10.00%, 11/15/28 (c)	740	767
Civitas Resources, Inc.
8.63%, 11/01/30 (c)	825	878
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	1,745	1,603
DT Midstream, Inc.
4.38%, 06/15/31 (c)	1,195	1,079
EQM Midstream Partners, LP
4.50%, 01/15/29 (c)	1,155	1,093
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (a)	630	520
Genesis Energy, L.P.
7.75%, 02/01/28	850	853
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (a)	570	552
ITT Holdings LLC
6.50%, 08/01/29 (c)	725	641
Joint Stock Company National Company Kazmunaygas
3.50%, 04/14/33 (a)	790	658
Medco Bell PTE. LTD.
6.38%, 01/30/27 (a)	450	430
Nabors Industries Ltd.
7.25%, 01/15/26 (c)	435	417
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	980	961
New Fortress Energy Inc.
6.50%, 09/30/26 (c)	1,490	1,432
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (c)	595	622
Seplat Energy PLC
7.75%, 04/01/26 (a)	580	534
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (a)	440	428
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (a)	550	461
Summit Midstream Holdings, LLC
9.00%, 10/15/26 (c) (e)	930	928
Sunnova Energy Corporation
11.75%, 10/01/28 (c)	245	223
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (c)	1,320	1,223
Venture Global LNG, Inc.
9.50%, 02/01/29 (c)	1,240	1,311
Wintershall Dea AG
3.00%, (100, 07/20/28), EUR (a) (b)	500	482
		21,771
Consumer Staples 6.8%
AA Bond Co Limited
6.50%, 01/31/26, GBP (a)	595	723
APX Group, Inc.
5.75%, 07/15/29 (c)	1,875	1,750
Avis Budget Finance PLC
7.25%, 07/31/30, EUR (a)	498	587
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (a)	578	589
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (a)	330	297
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (a)	612	722
Boels Topholding B.V.
6.25%, 02/15/29, EUR (a)	381	438
Co-operative Group Limited
7.50%, 07/08/26, GBP (a) (e) (f)	677	847
Coty Inc.
6.63%, 07/15/30 (c)	630	647
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (c)	675	660
Energizer Holdings, Inc.
4.75%, 06/15/28 (c)	1,250	1,163
GW B-CR Security Corporation
9.50%, 11/01/27 (c)	445	449
Iceland Bondco PLC
10.88%, 12/15/27, GBP (a)	325	431
Kapla Holding
3.38%, 12/15/26, EUR (a)	276	294
Minerva Luxembourg S.A.
8.88%, 09/13/33 (a)	530	562
Mooney Group S.P.A.
7.81%, (3 Month EURIBOR + 3.88%), 12/17/26, EUR (a) (g)	524	567
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	460	430
Paganini BidCo S.p.A.
8.20%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (a) (g)	779	862
Picard Groupe
3.88%, 07/01/26, EUR (a)	402	431
Pilgrim's Pride Corporation
6.25%, 07/01/33	1,010	1,038
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (c)	700	648
6.25%, 01/15/28 (c)	1,515	1,500
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (a)	417	446
RAC Bond Co PLC
5.25%, 11/04/27, GBP (a) (e)	697	775
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (c)	940	1,002
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (a)	150	148
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (a)	1,071	1,179
U.S. Foods Inc.
4.75%, 02/15/29 (c)	455	433
Verisure Holding AB
3.88%, 07/15/26, EUR (a)	538	583
Verisure Midholding AB
5.25%, 02/15/29, EUR (a)	563	595
		20,796
Communication Services 6.2%
Altice Financing S.A.
5.00%, 01/15/28 (c)	840	764
4.25%, 08/15/29, EUR (a)	623	607
Altice France Holding S.A.
8.13%, 02/01/27 (c)	800	735
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (a)	645	866
CCO Holdings, LLC
4.25%, 02/01/31 (c)	2,125	1,856
CSC Holdings, LLC
5.25%, 06/01/24	450	441
5.38%, 02/01/28 (c)	1,480	1,310
5.75%, 01/15/30 (c)	365	227

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

	Shares/Par[1]	Value ($)
Equipmentshare.Com Inc
9.00%, 05/15/28 (c)	870	898
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	1,115	1,076
IHS Holding Limited
6.25%, 11/29/28 (a)	450	365
Iliad Holding
5.13%, 10/15/26, EUR (a)	657	721
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (a)	1,084	1,167
MVC Acquisition Corp.
8.00%, 08/01/29 (c)	465	435
Northwest Fiber, LLC
6.00%, 02/15/28 (c)	250	233
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (a)	264	289
RCS & RDS SA
2.50%, 02/05/25, EUR (a)	300	324
SES
2.88%, (100, 05/27/26), EUR (a) (b)	1,011	1,013
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (a)	680	718
Telecom Italia SPA
7.88%, 07/31/28, EUR (a)	825	1,011
Telefonica Europe B.V.
6.75%, (100, 06/07/31), EUR (a) (b)	1,000	1,177
TMNL Group Holding B.V.
5.50%, 01/15/30, EUR (a)	433	435
United Group B.V.
5.25%, 02/01/30, EUR (a)	569	595
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (a)	632	741
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (a)	303	299
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (a)	651	605
		18,908
Materials 3.9%
Ashland Services
2.00%, 01/30/28, EUR (a)	288	294
ATI Inc.
7.25%, 08/15/30	1,255	1,307
Avient Corporation
7.13%, 08/01/30 (c)	500	518
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (a) (b)	790	841
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (a)	200	191
Constellium SE
3.13%, 07/15/29, EUR (a)	291	295
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (a)	506	598
9.75%, 11/15/28 (c)	1,235	1,317
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (a)	288	299
Hudbay Minerals Inc.
6.13%, 04/01/29 (c)	1,345	1,322
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (a)	557	591
Italmatch Chemicals S.p.A.
10.00%, 02/06/28, EUR (a)	258	293
Kronos International, Inc.
3.75%, 09/15/25, EUR (a)	270	283
Monitchem Holdco 3 S.A.
8.75%, 05/01/28, EUR (a)	369	415
Olympus Water US Holding Corporation
6.25%, 10/01/29 (c)	515	460
S.P.C.M. SA
2.63%, 02/01/29, EUR (a)	291	295
Samarco Mineracao S/A
9.00%, 06/30/31 (c) (d)	155	130
Sasol Financing USA LLC
6.50%, 09/27/28	690	653
Vedanta Resources Limited
8.95%, 03/11/25 (a)	550	411
Vibrantz Technologies Inc.
9.00%, 02/15/30 (c)	270	212
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	250	221
We Soda Investments Holding PLC
9.50%, 10/06/28 (a)	300	311
Wepa Hygieneprodukte GmbH
2.88%, 12/15/27, EUR (a)	277	285
White Cap Buyer, LLC
6.88%, 10/15/28 (c)	230	223
		11,765
Financials 3.0%
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	665	663
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	470	433
AssuredPartners, Inc.
5.63%, 01/15/29 (c)	700	653
Banco Davivienda S A
6.65%, (100, 04/22/31) (a) (b)	750	534
Banco De Bogota
6.25%, 05/12/26 (a)	200	197
Banco De Credito E Inversiones S.A.
2.88%, 10/14/31 (a)	290	248
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (b)	790	672
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (a)	690	587
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (a)	371	436
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	705	661
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	300	253
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	920	976
HUB International Limited
7.25%, 06/15/30 (c)	690	728
ITAU Unibanco Holding SA
3.88%, 04/15/31 (a)	510	488
OneMain Finance Corporation
9.00%, 01/15/29	1,205	1,274
Turkiye Vakiflar Bankasi T.A.O.
9.00%, 10/12/28 (a)	340	357
		9,160
Health Care 1.9%
Avantor, Inc.
3.88%, 07/15/28, EUR (a)	273	294
Bayer Aktiengesellschaft
7.00%, 09/25/83, EUR	500	569
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (a)	502	589
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (a)	294	296
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (c)	225	224
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (a)	635	722
Rede D'Or Finance
4.50%, 01/22/30 (a)	320	286
Tenet Healthcare Corporation
6.88%, 11/15/31	860	887
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	969	1,173
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	810	873
		5,913
Utilities 1.6%
Adani Green Energy Limited
4.38%, 09/08/24 (a)	550	532
Calpine Corporation
5.00%, 02/01/31 (c)	960	880

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

	Shares/Par[1]	Value ($)
EDP - Energias de Portugal, S.A.
5.94%, 04/23/83, EUR (a)	600	686
Electricite de France
2.63%, (100, 12/01/27), EUR (a) (b)	600	588
7.50%, (100, 09/06/28), EUR (a) (b)	600	722
NGG Finance PLC
5.63%, 06/18/73, GBP (a)	228	286
NRG Energy, Inc.
10.25%, (100, 03/15/28) (b) (c)	210	219
UGI International, LLC
2.50%, 12/01/29, EUR (a)	464	434
Vistra Corp.
7.00%, (100, 12/15/26) (b) (c)	220	218
Vistra Operations Company LLC
7.75%, 10/15/31 (c)	205	213
		4,778
Real Estate 1.3%
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (c)	630	470
CPI Property Group
1.75%, 01/14/30, EUR (a)	460	287
Cushman & Wakefield U.S. Borrower, LLC
8.88%, 09/01/31 (c)	505	534
Franshion Brilliant Limited
4.25%, 07/23/29 (a)	730	474
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (a) (b)	478	202
1.63%, 10/13/31, EUR (a)	569	394
Iron Mountain Europe Limited
3.88%, 11/15/25, GBP (a)	349	427
MPT Operating Partnership, L.P.
5.25%, 08/01/26	920	822
Summit Properties Limited
2.00%, 01/31/25, EUR (a)	278	287
		3,897
Information Technology 0.7%
McAfee Corp.
7.38%, 02/15/30 (c)	730	668
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	245	222
Presidio Holdings, Inc.
8.25%, 02/01/28 (c)	430	433
RingCentral, Inc.
8.50%, 08/15/30 (c)	525	537
ViaSat, Inc.
5.63%, 04/15/27 (c)	230	223
		2,083
Total Corporate Bonds And Notes (cost $151,627)		155,766
SENIOR FLOATING RATE INSTRUMENTS 19.1%
Industrials 7.5%
Brown Group Holding, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 12/31/24 (g) (h)	2,000	2,001
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 07/20/30 (g) (h)	2,000	1,998
Carnival Corporation
2021 Incremental Term Loan B, 8.71%, (1 Month Term SOFR + 3.25%), 10/08/28 (g)	1,995	1,996
Crosby US Acquisition Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 06/12/26 (g) (h)	2,000	2,001
DS Parent INC
Term Loan, 0.00%, (SOFR + 5.50%), 12/13/30 (g) (h)	2,000	1,905
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 6.75%), 06/26/26 (g) (h)	1,000	999
GTCR W Merger Sub LLC
Term Loan, 0.00%, (SOFR + 3.00%), 09/21/30 (g) (h)	2,000	2,007
Hayward Industries, Inc.
Term Loan, 0.00%, (SOFR + 2.75%), 05/14/28 (g) (h)	2,000	1,997
LSF12 Badger Bidco LLC
Term Loan B, 11.35%, (1 Month Term SOFR + 6.00%), 07/25/30 (g)	2,000	1,990
Star Parent, Inc.
Term Loan B, 0.00%, (SOFR + 4.00%), 09/19/30 (g) (h)	2,000	1,974
Star US Bidco LLC
Term Loan, 0.00%, (SOFR + 4.25%), 03/17/27 (g) (h)	2,000	1,996
Veritiv Corporation
Term Loan B, 10.35%, (3 Month Term SOFR + 5.00%), 11/30/30 (g)	2,000	1,939
		22,803
Communication Services 2.0%
888 Acquisitions Limited
USD Term Loan B, 0.00%, (6 Month Term SOFR + 5.25%), 07/18/28 (g) (h)	2,000	1,935
Charter Communications Operating, LLC
2023 Term Loan B4, 7.36%, (1 Month Term SOFR + 2.00%), 12/02/30 (g)	2,000	1,992
Great Outdoors Group, LLC
2021 Term Loan B1, 9.40%, (1 Month Term SOFR + 3.75%), 02/26/28 (g)	1,995	1,993
		5,920
Information Technology 1.7%
Athenahealth Group, Inc.
2022 Term Loan B, 8.60%, (1 Month Term SOFR + 3.25%), 01/27/29 (g)	1,995	1,984
McAfee, LLC
2022 USD Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 02/03/29 (g)	1,995	1,981
Peraton Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 7.75%), 02/01/29 (g) (h)	1,000	992
		4,957
Consumer Discretionary 1.6%
First Brands Group, LLC
2021 2nd Lien Term Loan, 14.38%, (3 Month Term SOFR + 8.50%), 03/30/28 (g)	1,000	944
Open Text Corporation
2023 Term Loan B, 0.00%, (SOFR + 5.00%), 03/11/28 (g) (h)	2,000	1,951
SRAM, LLC
2021 Term Loan B, 8.21%, (SOFR + 2.75%), 05/12/28 (g)	2,000	1,994
		4,889
Materials 1.3%
Mauser Packaging Solutions Holding Company
Term Loan, 0.00%, (SOFR + 4.00%), 08/15/26 (g) (h)	2,000	2,006
Trident TPI Holdings, Inc.
2022 USD Incremental Term Loan, 0.00%, (3 Month Term SOFR + 5.25%), 09/15/28 (g) (h)	2,000	2,003
		4,009
Financials 1.3%
Aretec Group, Inc.
2023 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 4.50%), 03/08/30 (g) (h)	2,000	1,996
Hertz Corporation, (The)
2023 Incremental Term Loan B, 0.00%, (SOFR + 3.75%), 06/30/28 (g) (h)	2,000	1,996
		3,992
Health Care 1.3%
Bausch & Lomb Corporation
2023 Incremental Term Loan, 9.35%, (1 Month Term SOFR + 4.00%), 09/14/28 (g)	1,995	1,988
Summit Behavioral Healthcare LLC
1st Lien Term Loan, 10.40%, (3 Month Term SOFR + 4.75%), 11/24/28 (g)	2,000	1,995
		3,983
Utilities 1.3%
Granite Generation LLC
Term Loan B, 9.21%, (1 Month Term SOFR + 3.75%), 10/22/26 (g)	2,000	1,992

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

	Shares/Par[1]	Value ($)
Lightstone Holdco LLC
Term Loan, 0.00%, (SOFR + 5.75%), 02/01/27 (g) (h)	2,000	1,898
		3,890
Consumer Staples 1.1%
Cardenas Markets, Inc.
2022 Term Loan, 0.00%, (3 Month Term SOFR + 6.75%), 07/20/29 (g) (h)	1,426	1,424
Northeast Grocery, Inc.
Term Loan B, 12.86%, (SOFR + 7.50%), 12/05/28 (g)	2,000	1,975
		3,399
Total Senior Floating Rate Instruments (cost $57,675)		57,842
GOVERNMENT AND AGENCY OBLIGATIONS 12.7%
Sovereign 10.0%
Angola, Government of
8.75%, 04/14/32 (a)	750	658
9.38%, 05/08/48 (a)	750	622
Departamento Administrativo De La Presidencia De La Republica
4.50%, 03/15/29	630	590
7.50%, 02/02/34	1,140	1,205
8.75%, 11/14/53	1,270	1,463
Ghana, Government of
REMIC, 10.75%, 10/14/30 (a)	1,620	1,017
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (a)	440	466
6.60%, 06/13/36 (a)	770	791
Gobierno de la Republica del Ecuador
3.50%, 07/31/35 (a) (e)	1,240	446
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (a)	670	591
Government of the Republic of Panama
6.85%, 03/28/54	1,340	1,258
Government of the Republic of Serbia
2.05%, 09/23/36, EUR (a)	3,580	2,736
Government of the Republic of Zambia
0.00%, 07/30/27 (a) (i) (j)	1,870	1,155
Nigeria, Federal Government of
8.75%, 01/21/31 (a)	540	514
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (a)	710	728
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (a)	1,340	1,243
6.63%, 03/22/48, EUR (a)	1,500	1,315
Presidencia Da Republica
6.00%, 10/20/33	860	860
Presidencia De La Nacion
1.00%, 07/09/29	290	116
0.75%, 07/09/30 (e)	960	385
3.63%, 07/09/35 (e)	2,630	894
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (a)	1,640	1,367
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (a)	540	569
6.85%, 01/27/45 (a)	1,360	1,353
Romania, Government of
6.38%, 09/18/33, EUR (a)	2,370	2,759
3.75%, 02/07/34, EUR (a)	840	795
South Africa, Parliament of
5.75%, 09/30/49	1,980	1,582
The Arab Republic of Egypt
8.70%, 03/01/49 (a)	1,160	725
The Democratic Socialist Republic of Sri Lanka
0.00%, 03/14/29 (a) (i) (j)	2,840	1,424
The Republic of Kazakhstan, Government of
1.50%, 09/30/34, EUR (a)	710	627
		30,254
Collateralized Mortgage Obligations 2.7%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 8.44%, (SOFR 30-Day Average + 3.10%), 10/25/41 (g)	890	902
Series 2022-1B1-R01, REMIC, 8.49%, (SOFR 30-Day Average + 3.15%), 12/26/41 (g)	900	907
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1B1-R03, REMIC, 8.09%, (SOFR 30-Day Average + 2.75%), 12/25/41 (g)	900	903
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.84%, (SOFR 30-Day Average + 4.50%), 01/27/42 (g)	440	453
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 10.94%, (SOFR 30-Day Average + 5.60%), 07/25/42 (g)	825	893
Federal Home Loan Mortgage Corporation
Series 2022-M2-DNA1, REMIC, 7.84%, (SOFR 30-Day Average + 2.50%), 01/25/29 (g)	900	898
Series 2021-B1-HQA4, REMIC, 9.09%, (SOFR 30-Day Average + 3.75%), 12/25/30 (g)	745	745
Series 2021-B1-HQA3, REMIC, 8.69%, (SOFR 30-Day Average + 3.35%), 09/25/41 (g)	890	890
Series 2021-B1-DNA7, REMIC, 8.98%, (SOFR 30-Day Average + 3.65%), 11/25/41 (g)	730	748
Series 2022-M2-DNA6, REMIC, 11.09%, (SOFR 30-Day Average + 5.75%), 09/25/42 (g)	894	994
		8,333
Total Government And Agency Obligations (cost $37,131)		38,587
CATASTROPHE BONDS 6.8%
2001 CAT Re, Ltd
18.03%, 01/08/24 (c) (g)	1,750	1,745
Blue Halo Re Ltd.
15.08%, 02/24/25 (c) (g)	1,500	1,497
Easton Re Pte. Ltd.
12.85%, 01/08/27 (c) (g) (k)	1,250	1,250
Foundation Re IV Ltd.
11.61%, 01/08/27 (c) (g)	1,000	1,000
Herbie Re Ltd
15.07%, 01/08/25 (c) (g)	1,000	985
Hestia Re Ltd
15.12%, 04/07/26 (c) (g)	1,000	1,021
Kendall Re Ltd.
9.37%, 05/02/24 (c) (g)	1,000	992
Kilimanjaro III Re Ltd
15.26%, 12/19/24 (c) (g)	1,250	1,239
17.70%, 04/20/26 (c) (g)	275	263
Mona Lisa RE Ltd.
12.36%, 07/08/25 (c) (g)	1,500	1,485
Montoya Re Ltd.
12.47%, 04/07/25 (c) (g)	1,000	1,005
16.84%, 04/07/27 (c) (g)	1,000	1,000
Mystic Re IV Limited
17.37%, 01/08/27 (c) (g)	750	750
Ocelot Re Ltd.
13.09%, 01/07/31 (c) (g)	1,250	1,250
Queen Street 2023 Re Designated Activity Company
12.87%, 12/08/25 (c) (g)	1,000	1,018
Solomon Re Ltd.
10.61%, 06/08/26 (c) (g)	1,250	1,271
Stabilitas Re Ltd.
13.85%, 06/05/26 (c) (g)	1,500	1,519
Tailwind Re Ltd.
17.66%, 01/08/25 (c) (g)	1,500	1,473
Total Catastrophe Bonds (cost $20,806)		20,763
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
Apidos CLO XVIII
Series 2018-E-18A, 11.37%, (3 Month Term SOFR + 5.96%), 10/22/30 (g)	2,175	2,101
Benchmark 2019-B10 Mortgage Trust
Series 2019-B-B10, REMIC, 4.18%, 03/15/29 (g)	548	455
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.53%, 01/17/30 (g)	595	469
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (g)	620	456

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

	Shares/Par[1]	Value ($)
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.64%, 12/16/33 (g)	96	96
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-C-VOLT, REMIC, 6.58%, (1 Month Term SOFR + 1.21%), 09/15/28 (g)	575	554
Series 2021-D-VOLT, REMIC, 7.13%, (1 Month Term SOFR + 1.76%), 09/15/36 (g)	462	444
BX Commercial Mortgage Trust 2023-XL3
Series 2023-B-XL3, REMIC, 7.61%, (1 Month Term SOFR + 2.25%), 01/15/26 (g)	185	185
Series 2023-D-XL3, REMIC, 9.01%, (1 Month Term SOFR + 3.65%), 01/15/26 (g)	295	295
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.60%, 06/10/46 (g)	320	302
Extended Stay America Trust 2021-ESH
Series 2021-C-ESH, REMIC, 7.18%, (1 Month Term SOFR + 1.81%), 07/15/38 (g)	724	712
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	750	745
Halseypoint Clo 4, Ltd
Series 2021-E-4A, REMIC, 12.39%, (3 Month Term SOFR + 6.97%), 04/20/34 (g)	1,500	1,446
Hilton USA Trust 2016-HHV
Series 2016-E-HHV, REMIC, 4.19%, 11/05/26 (g)	490	453
KKR CLO 43 Ltd
Series 2022-ER-43A, 13.32%, (3 Month Term SOFR + 7.97%), 01/15/36 (g)	1,500	1,500
KNDL Mortgage Trust, 2019-KNSQ
Series 2019-E-KNSQ, REMIC, 7.36%, (1 Month Term SOFR + 1.85%), 05/15/36 (g)	615	607
Series 2019-F-KNSQ, REMIC, 7.56%, (1 Month Term SOFR + 2.05%), 05/15/36 (g)	305	297
Manhattan West 2020-1MW Mortgage Trust
Series 2020-B-1MW, REMIC, 2.41%, 09/10/27 (g)	510	449
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 9.48%, (1 Month Term SOFR + 4.11%), 11/15/38 (g)	766	735
MSWF Commercial Mortgage Trust 2023-2
Series 2023-D-2, REMIC, 4.00%, 12/16/33	34	20
Series 2023-C-2, REMIC, 7.25%, 12/16/33 (g)	105	107
OCP CLO 2023-30 LTD
Series 2023-E-30A, 0.00%, (3 Month Term SOFR + 7.09%), 01/26/37 (g)	2,000	1,980
ORL Trust 2023-GLKS
Series 2023-D-GLKS, REMIC, 9.66%, (1 Month Term SOFR + 4.30%), 10/21/25 (g)	450	450
Palmer Square Loan Funding 2022-1 Ltd
Series 2022-E-1A, 12.59%, (3 Month Term SOFR + 7.20%), 04/15/30 (g)	1,000	1,000
Sierra Timeshare 2019-1 Receivables Funding LLC
Series 2019-C-1A, 3.77%, 01/22/36	580	572
Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,324)		16,430
INVESTMENT COMPANIES 4.4%
SPDR Portfolio High Yield Bond ETF	573	13,396
Total Investment Companies (cost $13,149)		13,396
SHORT TERM INVESTMENTS 10.1%
Investment Companies 10.1%
JNL Government Money Market Fund - Class I, 5.22% (l) (m)	30,473	30,473
Total Short Term Investments (cost $30,473)		30,473
Total Investments 109.8% (cost $327,185)		333,257
Other Derivative Instruments (0.4)%		(1,146)
Other Assets and Liabilities, Net (9.4)%		(28,713)
Total Net Assets 100.0%		303,398

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2023, the value and the percentage of net assets of these securities was $98,318 and 32.4% of the Fund.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2023.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2023.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) This senior floating rate interest will settle after December 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Non-income producing security.

(j) As of December 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.9% of the Fund’s net assets.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedule of Investments.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.

Jackson Credit Opportunities Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	25	April 2024	2,715	2	4

Short Contracts
United States Ultra Bond	(27)	March 2024	(3,465)	15	(142)

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

Jackson Credit Opportunities Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	GSC	01/18/24	EUR	(8,500)	(9,390)	(220)
USD/EUR	SSB	01/18/24	EUR	(42,706)	(47,176)	(807)
USD/GBP	SSB	01/18/24	GBP	(11,795)	(15,036)	(136)
					(71,602)	(1,163)

Jackson Credit Opportunities Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
888 Acquisitions Limited, 7.56%, 07/15/27	12/04/23	413	430	0.1
AA Bond Co Limited, 6.50%, 01/31/26	12/04/23	708	723	0.2
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	12/04/23	823	846	0.3
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	577	600	0.2
Adani Green Energy Limited, 4.38%, 09/08/24	12/04/23	531	532	0.2
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	676	700	0.2
Altice Financing S.A., 4.25%, 08/15/29	12/05/23	561	607	0.2
Angola, Government of, 8.75%, 04/14/32	12/01/23	632	658	0.2
Angola, Government of, 9.38%, 05/08/48	12/01/23	584	622	0.2
Ardagh Metal Packaging Finance Public Limited Company, 3.00%, 09/01/29	12/05/23	284	296	0.1
Ardagh Packaging Finance Public Limited Company, 2.13%, 08/15/26	12/04/23	282	287	0.1
Ashland Services, 2.00%, 01/30/28	12/05/23	284	294	0.1
Avantor, Inc., 3.88%, 07/15/28	12/05/23	283	294	0.1
Avis Budget Finance PLC, 7.25%, 07/31/30	12/04/23	551	587	0.2
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	12/04/23	510	534	0.2
Banco De Bogota, 6.25%, 05/12/26	12/01/23	194	197	0.1
Banco De Credito E Inversiones S.A., 2.88%, 10/14/31	12/04/23	239	248	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	12/04/23	659	672	0.2
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	705	740	0.2
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	569	587	0.2
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	12/04/23	567	589	0.2
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/04/23	285	297	0.1
Bellis Acquisition Company PLC, 3.25%, 02/16/26	12/04/23	707	722	0.2
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	12/04/23	424	436	0.1
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	12/04/23	282	288	0.1
Boels Topholding B.V., 6.25%, 02/15/29	12/04/23	419	438	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	847	866	0.3
Ceconomy AG, 1.75%, 06/24/26	12/05/23	712	763	0.3
CEMEX S.A.B. de C.V., 9.13% (callable at 100, 03/14/28)	12/01/23	829	841	0.3
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/04/23	563	589	0.2
Cirsa Finance International S.a r.l., 10.38%, 11/30/27	12/04/23	824	848	0.3
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	12/21/23	192	191	0.1
Constellation Automotive Financing PLC, 4.88%, 07/15/27	12/04/23	422	439	0.1
Constellium SE, 3.13%, 07/15/29	12/05/23	281	295	0.1
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	844	847	0.3
CPI Property Group, 1.75%, 01/14/30	12/04/23	283	287	0.1
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	12/05/23	704	716	0.2
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/04/23	712	732	0.2
Deutsche Lufthansa Aktiengesellschaft, 3.75%, 02/11/28	12/04/23	641	651	0.2
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	12/05/23	570	598	0.2
Douglas GmbH, 6.00%, 04/08/26	12/04/23	703	722	0.2
EDP - Energias de Portugal, S.A., 5.94%, 04/23/83	12/04/23	667	686	0.2
Electricite de France, 2.63% (callable at 100, 12/01/27)	12/04/23	573	588	0.2
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	698	722	0.2
Elior Group, 3.75%, 07/15/26	12/04/23	411	434	0.1
Fiber Bidco S.P.A., 11.00%, 10/25/27	12/04/23	705	722	0.2
Food Service Project SL, 5.50%, 01/21/27	12/05/23	282	289	0.1
Forvia, 7.25%, 06/15/26	12/05/23	422	434	0.1
Forvia, 3.75%, 06/15/28	12/04/23	424	436	0.1
Franshion Brilliant Limited, 4.25%, 07/23/29	12/04/23	469	474	0.2
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	12/04/23	507	520	0.2
Ghana, Government of REMIC, 10.75%, 10/14/30	12/01/23	1,028	1,017	0.3
Gobierno de la Republica de Guatemala, 7.05%, 10/04/32	12/01/23	446	466	0.2
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	12/01/23	745	791	0.3
Gobierno de la Republica del Ecuador, 3.50%, 07/31/35	12/15/23	421	446	0.2
Government of Commonwealth of the Bahamas, 6.00%, 11/21/28	12/01/23	576	591	0.2
Government of the Republic of Serbia, 2.05%, 09/23/36	12/04/23	2,549	2,736	0.9
Government of the Republic of Zambia, 0.00%, 07/30/27	12/01/23	1,131	1,155	0.4
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	12/04/23	545	552	0.2
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	12/04/23	283	296	0.1
Grupo Antolin-Irausa SA, 3.50%, 04/30/28	12/04/23	282	307	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grupo Aval Acciones y Valores S.A., 4.38%, 02/04/30	12/20/23	252	253	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	12/04/23	284	299	0.1
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	191	202	0.1
Heimstaden Bostad AB, 1.63%, 10/13/31	12/05/23	373	394	0.1
Iceland Bondco PLC, 10.88%, 12/15/27	12/04/23	424	431	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	12/05/23	847	874	0.3
IHS Holding Limited, 6.25%, 11/29/28	12/04/23	361	365	0.1
Iliad Holding, 5.13%, 10/15/26	12/04/23	704	721	0.2
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	12/05/23	573	591	0.2
International Consolidated Airlines Group, S.A., 3.75%, 03/25/29	12/04/23	406	427	0.1
Iron Mountain Europe Limited, 3.88%, 11/15/25	12/04/23	423	427	0.1
Italmatch Chemicals S.p.A., 10.00%, 02/06/28	12/04/23	283	293	0.1
ITAU Unibanco Holding SA, 3.88%, 04/15/31	12/04/23	482	488	0.2
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/04/23	832	845	0.3
Joint Stock Company National Company Kazmunaygas, 3.50%, 04/14/33	12/04/23	625	658	0.2
Kapla Holding, 3.38%, 12/15/26	12/04/23	283	294	0.1
Kronos International, Inc., 3.75%, 09/15/25	12/05/23	283	283	0.1
Lorca Telecom Bondco SA., 4.00%, 09/18/27	12/04/23	1,122	1,167	0.4
Lottomatica S.P.A., 7.13%, 06/01/28	12/04/23	424	435	0.1
MCE Finance Limited, 5.75%, 07/21/28	12/04/23	518	535	0.2
Medco Bell PTE. LTD., 6.38%, 01/30/27	12/04/23	425	430	0.1
Minerva Luxembourg S.A., 8.88%, 09/13/33	12/01/23	537	562	0.2
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	12/04/23	849	857	0.3
Monitchem Holdco 3 S.A., 8.75%, 05/01/28	12/04/23	401	415	0.1
Mooney Group S.P.A., 7.81%, 12/17/26	12/04/23	556	567	0.2
Motion Finco S.a r.l., 7.38%, 06/15/30	12/04/23	820	849	0.3
NGG Finance PLC, 5.63%, 06/18/73	12/04/23	283	286	0.1
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	12/04/23	705	722	0.2
Nigeria, Federal Government of, 8.75%, 01/21/31	12/01/23	490	514	0.2
Paganini BidCo S.p.A., 8.20%, 10/30/28	12/04/23	847	862	0.3
People's Government of Inner Mongolia Autonomous Region, 7.88%, 06/05/29	12/06/23	713	728	0.2
Piaggio & C. S.p.A., 6.50%, 10/05/30	12/04/23	282	295	0.1
Picard Groupe, 3.88%, 07/01/26	12/05/23	417	431	0.1
Pinewood Finco PLC, 3.25%, 09/30/25	12/05/23	847	860	0.3
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/04/23	722	755	0.3
Playtech PLC, 5.88%, 06/28/28	12/04/23	548	563	0.2
PLT VII Finance S.a r.l., 4.63%, 01/05/26	12/04/23	283	289	0.1
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	12/04/23	1,170	1,243	0.4
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	1,206	1,315	0.4
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	12/01/23	1,314	1,367	0.5
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	12/01/23	550	569	0.2
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	12/01/23	1,280	1,353	0.5
Primo Water Holdings Inc., 3.88%, 10/31/28	12/04/23	425	446	0.2
Prosus N.V., 3.83%, 02/08/51	12/04/23	474	497	0.2
RAC Bond Co PLC, 5.25%, 11/04/27	12/04/23	758	775	0.3
RCS & RDS SA, 2.50%, 02/05/25	12/05/23	316	324	0.1
Rede D'Or Finance, 4.50%, 01/22/30	12/01/23	275	286	0.1
Romania, Government of, 6.38%, 09/18/33	12/04/23	2,616	2,759	0.9
Romania, Government of, 3.75%, 02/07/34	12/04/23	753	795	0.3
S.P.C.M. SA, 2.63%, 02/01/29	12/05/23	285	295	0.1
Schaeffler AG, 3.38%, 10/12/28	12/04/23	518	533	0.2
Seplat Energy PLC, 7.75%, 04/01/26	12/04/23	529	534	0.2
SES, 2.88% (callable at 100, 05/27/26)	12/04/23	993	1,013	0.3
Shelf Drilling Management Services DMCC, 9.63%, 04/15/29	12/04/23	425	428	0.1
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	12/04/23	448	461	0.2
Sigma Holdco B.V., 5.75%, 05/15/26	12/04/23	140	148	0.1
Stonegate Pub Company Financing PLC, 8.25%, 07/31/25	12/04/23	216	225	0.1
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	12/04/23	698	718	0.2
Summit Properties Limited, 2.00%, 01/31/25	12/04/23	284	287	0.1
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	12/04/23	1,159	1,179	0.4
Telecom Italia SPA, 7.88%, 07/31/28	12/04/23	965	1,011	0.3
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	12/04/23	1,121	1,177	0.4
The Arab Republic of Egypt, 8.70%, 03/01/49	12/01/23	666	725	0.2
The Democratic Socialist Republic of Sri Lanka, 0.00%, 03/14/29	12/01/23	1,430	1,424	0.5
The Republic of Kazakhstan, Government of, 1.50%, 09/30/34	12/04/23	593	627	0.2
Titan Holdings II B.V., 5.13%, 07/15/29	12/04/23	286	290	0.1
TK Elevator Holdco GmbH, 6.63%, 07/15/28	12/04/23	433	446	0.2
TMNL Group Holding B.V., 5.50%, 01/15/30	12/04/23	417	435	0.1
Turkiye Vakiflar Bankasi T.A.O., 9.00%, 10/12/28	12/04/23	348	357	0.1
TVL Finance PLC, 10.25%, 04/28/28	12/04/23	694	709	0.2
UGI International, LLC, 2.50%, 12/01/29	12/04/23	427	434	0.1
United Group B.V., 5.25%, 02/01/30	12/04/23	559	595	0.2

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2023

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Vedanta Resources Limited, 8.95%, 03/11/25	12/04/23	405	411	0.1
Verisure Holding AB, 3.88%, 07/15/26	12/04/23	564	583	0.2
Verisure Midholding AB, 5.25%, 02/15/29	12/04/23	567	595	0.2
Vertical Midco GmbH, 4.38%, 07/15/27	12/04/23	282	293	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	12/04/23	709	741	0.2
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	285	299	0.1
We Soda Investments Holding PLC, 9.50%, 10/06/28	12/04/23	304	311	0.1
Wepa Hygieneprodukte GmbH, 2.88%, 12/15/27	12/04/23	282	285	0.1
Wintershall Dea AG, 3.00% (callable at 100, 07/20/28)	12/04/23	474	482	0.2
WMG Acquisition Corp., 2.25%, 08/15/31	12/05/23	284	297	0.1
Zenith Finco PLC, 6.50%, 06/30/27	12/04/23	550	544	0.2
ZF Friedrichshafen AG, 3.75%, 09/21/28	12/04/23	519	532	0.2
Ziggo Bond Company B.V., 3.38%, 02/28/30	12/04/23	568	605	0.2
		85,019	87,996	29.0

Jackson Credit Opportunities Fund (Unaudited)

Schedules of Investments (in thousands)

December 31, 2023

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

CLO - Collateralized Loan Obligation

ETF - Exchange Traded Fund

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

US/U.S. - United States

Counterparty Abbreviations:

GSC - Goldman Sachs & Co.
SSB - State Street Brokerage Services, Inc.

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund’s Board of Trustees ("Board" or "Trustees") has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAVs.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining the Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining the Fund's NAV. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority, catastrophe perils and loss estimates, maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds (Private Funds) are generally valued using the NAV provided as a practical expedient to estimate the fair value of such interests. Private debt is generally fair valued according to procedures approved by the Board. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Jackson Credit Opportunities Fund (Unaudited)

Schedules of Investments (in thousands)

December 31, 2023

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FAIR VALUE MEASUREMENT

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures listed on derivatives exchanges or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; tranche seniority, catastrophe perils and loss estimates, maturity extensions; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2023 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
Jackson Credit Opportunities Fund
Assets - Securities
Corporate Bonds And Notes	—	155,766	—	155,766
Senior Floating Rate Instruments	—	57,842	—	57,842
Government And Agency Obligations	—	38,587	—	38,587
Catastrophe Bonds	—	19,513	1,250	20,763
Non-U.S. Government Agency Asset-Backed Securities	—	16,430	—	16,430
Investment Companies	13,396	—	—	13,396
Short Term Investments	30,473	—	—	30,473
	43,869	288,138	1,250	333,257

Jackson Credit Opportunities Fund (Unaudited)

Schedules of Investments (in thousands)

December 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
Jackson Credit Opportunities Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(142)	—	—	(142)
Open Forward Foreign Currency Contracts	—	(1,163)	—	(1,163)
	(142)	(1,163)	—	(1,305)

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2023